Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Net income (loss)	$ 126,375	$ 7,819	$ (80,224)
Adjustments for:
Depreciation and amortization (including right-of-use-assets) (Notes 12, 13 and 14)	593,050	496,311	417,929
Allowance for credit losses (Note 8)	818	1,330	1,672
Finance income (Note 23)	(49,444)	(38,222)	(12,902)
Finance cost	292,135	218,130	191,809
Net foreign exchange (gain) loss differences	(10,245)	25,471	(8,669)
Derivative financial instruments (Notes 3 and 4)	2,213	579	161
Amortized Cost (CEBUR)	608	634	566
Net gain on disposal of rotable spare parts, furniture and equipment (Note 22)	(33,633)	(11,815)	(19,548)
Employee benefits (Note 17)	1,205	3,296	7,210
Aircraft and engine lease extension benefit and other benefits from service agreements	(761)	(761)	(517)
Income tax expense (benefit)	56,314	(377)	(52,139)
Management incentive and long-term incentive plans	5,178	5,769	709
Cash flow from used in operations before changes in working capital	983,813	708,164	446,057
Changes in operating assets and liabilities:
Related parties	(15,643)	3,390	6,570
Other accounts receivable	63,363	(7,784)	49,670
Recoverable and prepaid taxes	74,683	69,607	(33,293)
Inventories	(516)	(359)	(1,361)
Prepaid expenses	(35,991)	(24,488)	(21,489)
Other assets	(2,904)	(1,904)	(12,494)
Guarantee deposits	(48,634)	(58,243)	(13,445)
Suppliers	(70,072)	36,620	86,627
Accrued liabilities	56,661	(24,929)	17,201
Other taxes and fees payable	(29,005)	(9,453)	44,985
Unearned transportation revenue	(623)	(3,069)	42,487
Derivative financial instruments	(2,055)
Other liabilities	85,626	41,775	40,429
Cash generated from operating activities	1,058,703	729,327	651,944
Interest received	49,444	38,222	12,902
Income taxes paid	(18,418)	(37,724)	(51,244)
Net cash flows provided by operating activities	1,089,729	729,825	613,602
Investing activities
Acquisitions of rotable spare parts, furniture and equipment (Note 12)	(583,075)	(480,753)	(347,147)
Acquisitions of intangible assets (Note 13)	(17,598)	(10,387)	(6,790)
Acquisitions of other investments	(31,840)	(17,012)
Pre-delivery payments reimbursements (Note 12)	159,993	45,085	221,253
Proceeds from disposals of rotable spare parts, furniture and equipment		122	1,990
Proceeds from disposals of aircraft		901
Net cash flows used in investing activities	(472,520)	(462,044)	(130,694)
Financing activities
Transaction costs related to the CEBUR offering and other financing	(1,691)	(2,547)
Proceeds from exercised stock options		11
Proceeds from sale of treasury shares		1,018
Derivative financial instruments	(124)	(1,493)
Treasury shares purchase	(5,065)	(4,021)	(5,239)
Interest paid	(58,448)	(37,179)	(17,637)
Payments of leases liabilities (Note 14)	(583,395)	(529,074)	(449,004)
Payments of financial debt	(208,087)	(97,909)	(196,565)
Proceeds from financial debt	385,240	456,808	155,357
Net cash flows used in financing activities	(471,570)	(214,386)	(513,088)
Increase (decrease) in cash and cash equivalents	145,639	53,395	(30,180)
Net foreign exchange differences on cash balance	(11,812)	8,906	911
Cash and cash equivalents at beginning of year	774,154	711,853	741,122
Cash and cash equivalents at end of year	$ 907,981	$ 774,154	$ 711,853